Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement Of Stockholders Equity [Abstract]
ESOP shares committed to be released, shares	145	145	145
Restricted stock plan shares earned, shares	19	16	16
Dividends declared per common share			$ 0.15